Risk information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Risk information
Percentage of increase in market interest rate	1.00%	1.00%
Impact from one percentage point increase in market interest rate	kr (177)	kr (319)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	kr 289	kr 197
Percentage of decrease in market interest rate	1.00%	1.00%
Impact from one percentage point decrease in market interest rate	kr 331	kr 551
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(287)	(181)
Foreign currencies
Risk information
Impact from one percentage point increase in market interest rate	(53)	(159)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	206	142
Impact from one percentage point decrease in market interest rate	159	311
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(205)	(128)
SKR
Risk information
Impact from one percentage point increase in market interest rate	(124)	(160)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	83	55
Impact from one percentage point decrease in market interest rate	172	240
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	kr (82)	kr (53)